Material Accounting Policies Information - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
HK$ Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.7799	7.8259	7.8325
HK$ Items in the statements of income and cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.793	7.8247	7.7844
RMB balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates		7.2203	6.5518
RMB Items in the statements of income and cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates		7.1671	6.7834